FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Interest rate risk (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) R$ / $ item	Dec. 31, 2018 BRL (R$) R$ / $	Dec. 31, 2017 BRL (R$)
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 40,114,344	R$ 57,885,123
Financial liabilities		R$ 60,513,440	R$ 67,431,966
USD
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate | R$ / $	3.8748	3.8748
USD | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate | R$ / $	3.740	3.740
USD | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate | R$ / $	4.675	4.675
USD | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Assumed foreign exchange rate | R$ / $	5.610	5.610
Interest rate risk
Composition of balances in foreign currency and sensitivity analysis
Number of scenarios considered | item	4
Interest rate appreciation risk
Composition of balances in foreign currency and sensitivity analysis
Number of scenarios considered | item	2
Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (1,443,169)
Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	(1,803,962)
Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (2,164,754)
Interest rate depreciation risk
Composition of balances in foreign currency and sensitivity analysis
Number of scenarios considered | item	2
Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (1,435,841)
Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(1,076,881)
Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (717,921)
LIBOR
Composition of balances in foreign currency and sensitivity analysis
Assumed interest rate	2.8952%	2.8952%
LIBOR | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	$ 278,374	R$ 1,078,643
LIBOR | Derivative financial instruments
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities	$ 928	3,596
LIBOR | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (2,967,671)
Assumed interest rate	2.86%	2.86%
LIBOR | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (2,977,598)
LIBOR | Scenario I - Likely | Derivative financial instruments
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		9,926
LIBOR | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (3,709,589)
Assumed interest rate	3.575%	3.575%
LIBOR | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (3,721,997)
LIBOR | Scenario (25%) | Derivative financial instruments
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		12,408
LIBOR | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (4,451,507)
Assumed interest rate	4.29%	4.29%
LIBOR | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (4,466,396)
LIBOR | Scenario (50%) | Derivative financial instruments
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 14,889
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities | $	$ 10,649,257
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (713,500)
Assumed interest rate	6.70%	6.70%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (713,500)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (891,875)
Assumed interest rate	8.38%	8.38%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (891,875)
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (1,070,250)
Assumed interest rate	10.05%	10.05%
CDI (Interbank Deposit Certificate) | Interest rate appreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (1,070,250)
CDI (Interbank Deposit Certificate) | Interest rate depreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ 10,649,257
CDI (Interbank Deposit Certificate) | Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (713,500)
Assumed interest rate	6.70%	6.70%
CDI (Interbank Deposit Certificate) | Interest rate depreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (713,500)
CDI (Interbank Deposit Certificate) | Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (535,125)
Assumed interest rate	5.03%	5.03%
CDI (Interbank Deposit Certificate) | Interest rate depreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (535,125)
CDI (Interbank Deposit Certificate) | Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (356,750)
Assumed interest rate	3.35%	3.35%
CDI (Interbank Deposit Certificate) | Interest rate depreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (356,750)
TJLP (long-term interest rate) | Interest rate appreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities | $	$ 6,515,226
TJLP (long-term interest rate) | Interest rate appreciation risk | Debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities | $	201,754
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (419,215)
Assumed interest rate	6.64%	6.64%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (432,611)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario I - Likely | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	13,396
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (524,018)
Assumed interest rate	8.30%	8.30%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (540,764)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (25%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	16,746
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (628,822)
Assumed interest rate	9.96%	9.96%
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (648,917)
TJLP (long-term interest rate) | Interest rate appreciation risk | Scenario (50%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ 20,095
TJLP (long-term interest rate) | Interest rate depreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ 6,515,226
TJLP (long-term interest rate) | Interest rate depreciation risk | Debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		201,754
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (419,215)
Assumed interest rate	6.64%	6.64%
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (432,611)
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario I - Likely | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		13,396
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (314,411)
Assumed interest rate	4.98%	4.98%
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (324,458)
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario (25%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		10,047
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (209,607)
Assumed interest rate	3.32%	3.32%
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (216,306)
TJLP (long-term interest rate) | Interest rate depreciation risk | Scenario (50%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 6,698
IGPM | Interest rate appreciation risk | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets | $	$ 749,481
IGPM | Interest rate appreciation risk | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities | $	976,115
IGPM | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (9,269)
Assumed interest rate	4.09%	4.09%
IGPM | Interest rate appreciation risk | Scenario I - Likely | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ 30,654
IGPM | Interest rate appreciation risk | Scenario I - Likely | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	(39,923)
IGPM | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (11,587)
Assumed interest rate	5.11%	5.11%
IGPM | Interest rate appreciation risk | Scenario (25%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ 38,317
IGPM | Interest rate appreciation risk | Scenario (25%) | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	(49,904)
IGPM | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (13,904)
Assumed interest rate	6.14%	6.14%
IGPM | Interest rate appreciation risk | Scenario (50%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ 45,981
IGPM | Interest rate appreciation risk | Scenario (50%) | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (59,885)
IGPM | Interest rate depreciation risk | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Financial assets		R$ 749,481
IGPM | Interest rate depreciation risk | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		976,115
IGPM | Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (9,269)
Assumed interest rate	4.09%	4.09%
IGPM | Interest rate depreciation risk | Scenario I - Likely | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 30,654
IGPM | Interest rate depreciation risk | Scenario I - Likely | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(39,923)
IGPM | Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (6,952)
Assumed interest rate	3.07%	3.07%
IGPM | Interest rate depreciation risk | Scenario (25%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 22,990
IGPM | Interest rate depreciation risk | Scenario (25%) | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		(29,942)
IGPM | Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (4,635)
Assumed interest rate	2.05%	2.05%
IGPM | Interest rate depreciation risk | Scenario (50%) | Loans granted
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 15,327
IGPM | Interest rate depreciation risk | Scenario (50%) | Commercial leasing
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (19,962)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities | $	$ 4,539,904
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (304,174)
Assumed interest rate	6.70%	6.70%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (304,174)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (380,217)
Assumed interest rate	8.38%	8.38%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (380,217)
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (456,260)
Assumed interest rate	10.05%	10.05%
SELIC (Special Settlement and Custody System) | Interest rate appreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (456,260)
SELIC (Special Settlement and Custody System) | Interest rate depreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ 4,539,904
SELIC (Special Settlement and Custody System) | Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (304,174)
Assumed interest rate	6.70%	6.70%
SELIC (Special Settlement and Custody System) | Interest rate depreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (304,174)
SELIC (Special Settlement and Custody System) | Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (228,130)
Assumed interest rate	5.03%	5.03%
SELIC (Special Settlement and Custody System) | Interest rate depreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (228,130)
SELIC (Special Settlement and Custody System) | Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (152,087)
Assumed interest rate	3.35%	3.35%
SELIC (Special Settlement and Custody System) | Interest rate depreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (152,087)
IPCA | Interest rate appreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities | $	$ 189,649
IPCA | Interest rate appreciation risk | Debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities | $	266,474
IPCA | Interest rate appreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ 2,988
Assumed interest rate	3.89%	3.89%
IPCA | Interest rate appreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (7,377)
IPCA | Interest rate appreciation risk | Scenario I - Likely | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	10,366
IPCA | Interest rate appreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ 3,736
Assumed interest rate	4.86%	4.86%
IPCA | Interest rate appreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (9,222)
IPCA | Interest rate appreciation risk | Scenario (25%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	12,957
IPCA | Interest rate appreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ 4,483
Assumed interest rate	5.84%	5.84%
IPCA | Interest rate appreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ (11,066)
IPCA | Interest rate appreciation risk | Scenario (50%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense) | $	$ 15,549
IPCA | Interest rate depreciation risk | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		R$ 189,649
IPCA | Interest rate depreciation risk | Debentures
Composition of balances in foreign currency and sensitivity analysis
Financial liabilities		266,474
IPCA | Interest rate depreciation risk | Scenario I - Likely
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 10,317
Assumed interest rate	3.89%	3.89%
IPCA | Interest rate depreciation risk | Scenario I - Likely | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (7,377)
IPCA | Interest rate depreciation risk | Scenario I - Likely | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		17,694
IPCA | Interest rate depreciation risk | Scenario (25%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 7,737
Assumed interest rate	2.92%	2.92%
IPCA | Interest rate depreciation risk | Scenario (25%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (5,533)
IPCA | Interest rate depreciation risk | Scenario (25%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		13,270
IPCA | Interest rate depreciation risk | Scenario (50%)
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 5,158
Assumed interest rate	1.95%	1.95%
IPCA | Interest rate depreciation risk | Scenario (50%) | Loans obtained
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ (3,689)
IPCA | Interest rate depreciation risk | Scenario (50%) | Debentures
Composition of balances in foreign currency and sensitivity analysis
Effect on profit/loss - revenue (expense)		R$ 8,847